Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
FaZe Clan Inc. [Member]
Intangible Assets [Line Items]
INTANGIBLE ASSETS

4.      INTANGIBLE ASSETS

Intangible assets as of September 30, 2021 and December 31, 2020 consisted of the following:

		(in thousands)
As of September 30, 2021	Useful Life	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Website Development	3 years	$191	$58	$133
Talent Acquisition	2 years	901	901	—
Intangible assets subject to amortization		1,092	959	133
Content		247	—	247
Intangible Assets, Net		$1,339	$959	$380
		(in thousands)
As of December 31, 2020	Useful Life	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Website Development	3 years	$123	$15	$108
Talent Acquisition	2 years	901	572	329
		$1,024	$587	$437

Amortization expense totaled $0.4 million and $0.3 million for the nine months ended September 30, 2021 and 2020, respectively.

The following table presents the estimated future amortization of intangible assets (in thousands):

Years ending December 31,	(in thousands)
2021 (remainder)	$16
2022	63
2023	49
2024	5
Total future amortization of amortizable intangible assets	$133

5.      INTANGIBLES ASSETS

Intangible assets as of December 31, 2020 and 2019 consisted of the following:

	Useful Life	(in thousands)
		December 31, 2020	December 31, 2019
Website Development	3 years	$123	$—
Talent Acquisition	2 years	901	901
Subtotal		1,024	901
Less accumulated amortization		(587)	(121)
Intangible Assets, Net		$437	$780

Amortization expense totaled $0.5 million and $0.1 million for the years ended December 31, 2020 and 2019, respectively.

The following table presents the estimated future amortization of intangible assets (in thousands):

Years ending December 31,	(in thousands)
2021	$370
2022	41
2023	26
Total future amortization of amortizable intangible assets	$437